RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Master Service Agreement with Autotelic Inc.

In October 2015, Oncotelic Inc. entered into a Master Service Agreement (the “MSA”) with Autotelic Inc. (“Autotelic”), a related party that is partly owned by Dr. Trieu. Dr. Trieu, a related party, is a control person in Autotelic. Autotelic currently owns less than 10% of the Company. The MSA stated that Autotelic will provide business functions and services to the Company and allowed Autotelic to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company. The MSA requires a 90-day written termination notice in the event either party requires to terminate such services.

Expenses related to the MSA were approximately $60,000 and $280,000 for the years ended December 31, 2022 and 2021, respectively. Amounts outstanding at the end of the year 2022 and 2021 were approximately $225,000 and $270,000, respectively.

License Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement with Autotelic. For more information on the exclusive license Agreement with Autotelic, refer to our 2021 Annual Report on Form 10-K filed with SEC on April 15, 2022

Notes Payable and Short-Term Loan – Related Party

In April 2019, the Company issued a convertible note to Dr. Trieu totaling $164,444, including OID of $16,444, receiving net proceeds of $148,000, which was used by the Company for working capital and general corporate purposes (See Note 6). The Company issued a Fall 2019 Note to Dr. Trieu in the principal amount of $250,000. Dr. Trieu also offset certain amounts due to him in the amount of $35,000 and was converted into the Fall 2019 debt. During the year ended December 31, 2020, Dr. Trieu provided additional short-term funding of $70,000 to the Company, of which the Company repaid $50,000 prior to December 31, 2020. As such the Company owed $20,000 for the short term loan as of December 31, 2021. During the year ended December 31, 2020, Dr. Trieu purchased a total of 5 Units under the private placement for a gross total of $250,000.

During the year ended December 31, 2021, Autotelic Inc. provided a short-term funding of $120,000 to the Company, which was repaid in 2021. In May 2021, Autotelic provided an additional short-term funding of $250,000 to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $20,000 short-term loan to the Company. During the year ended December 31, 2022, Autotelic provided an additional $100,000 short term loan to the company and as such, $120,000 was outstanding and payable to Autotelic at December 31, 2022.

Artius Consulting Agreement

On March 9, 2020, the Company and Artius Bioconsulting, LLC (“Artius”), for which Mr. King is the Managing Member, entered into an amendment to the Consulting Agreement dated December 1, 2018, under which Artius agreed to serve as a consultant to the Company for services related to the Company’s business from time to time, effective December 1, 2019 (the “Effective Date”) (the “Artius Agreement”). For more information on this Agreement, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

No expense was recorded during the year ended December 31, 2022, or 2021, respectively, related to this Agreement.

Maida Consulting Agreement

Effective May 5, 2020, the Company and Dr. Maida entered into an independent consulting agreement, commencing April 1, 2020 (the “Maida Agreement”), under which Dr. Maida will assist the Company in providing medical expertise and advice from time to time in the design, conduct and oversight of the Company’s existing and future clinical trials. For more information on this Agreement, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

The Company recorded an expense of $75,000 during the year ended December 31, 2022 related to this Agreement as compared to $215,000 during the same period in 2021. Effective April 1, 2022, Dr Maida’s compensation is being borne by the JVA with GMP Bio.